NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

3. NET INCOME PER SHARE

        Basic net income per Class A and Class B ordinary share for the years ended December 31, 2010, 2011 and 2012 is computed on the basis of the weighted average number of ordinary shares outstanding using the two class method. Basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period, including restricted shares. Diluted net income per ordinary share is computed using the effect of the outstanding Share-Based Awards calculated using the "treasury stock" method.

        The computation of the diluted net income per Class A share assumes the conversion of Class B shares, while the diluted net income per Class B share does not assume the conversion of those shares. The net income per share amounts are the same for Class A and Class B shares because the holders of each class are legally entitled to equal per share distributions whether through dividends or in liquidation. The number of Share-Based Awards excluded from the diluted net income per ordinary share computation, because their effect was antidilutive for the years ended December 31, 2010, 2011 and 2012, was 7,433,400, 1,128,660 and 1,139,956, respectively.

        The components of basic and diluted net income per share were as follows:

	For the year ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUR	RUR	RUR	RUR	RUR	$	RUR	$
Net income, allocated for basic	352	3,465	1,785	3,988	4,564	150.2	3,659	120.5
Reallocation of net income as a result of conversion of Class B to Class A shares	3,465	—	3,988	—	3,659	120.5	—	—
Reallocation of net income to Class B shares	—	4	—	(18)	—	—	22	0.7

Net income, allocated for diluted	3,817	3,469	5,773	3,970	8,223	270.7	3,681	121.2
Weighted average ordinary shares outstanding—basic	28,024,801	275,792,587	97,579,615	217,962,024	181,039,148	181,039,148	145,171,800	145,171,800
Dilutive effect of:
Conversion of Class B to Class A shares	275,792,587	—	217,962,024	—	145,171,800	145,171,800	—	—
Ordinary Share-Based Awards	4,763,212	4,620,555	12,613,448	7,683,679	9,479,648	9,479,648	5,129,207	5,129,207

Weighted average ordinary shares outstanding—diluted	308,580,600	280,413,142	328,155,087	225,645,703	335,690,596	335,690,596	150,301,007	150,301,007

Net income per share attributable to ordinary shareholders:
Basic	12.56	12.56	18.30	18.30	25,21	0.83	25.21	0.83

Diluted	12.37	12.37	17.59	17.59	24.50	0,81	24.50	0.81